UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)

Common Stocks (93.9%)

Auto Components (0.9%)
Motherson Sumi Systems Ltd.	999,055	$3,592

Automobiles (5.9%)
Bajaj Auto Ltd.	198,000	6,184
Mahindra & Mahindra Ltd.	1,097,691	17,916
Patheja Forgings & Auto Parts Manufactures Ltd. (a)(b)(c)	450,000	—
		24,100
Chemicals (3.2%)
Asian Paints Ltd.	98,903	6,361
Coromandel International Ltd.	1,066,155	6,603
		12,964
Commercial Banks (23.2%)
Bank of Baroda	385,893	6,044
HDFC Bank Ltd.	4,037,845	38,069
ICICI Bank Ltd.	1,562,600	27,479
IndusInd Bank Ltd.	2,597,791	14,105
State Bank of India	235,902	9,152
		94,849
Construction & Engineering (6.3%)
Engineers India Ltd.	1,215,000	6,090
Gammon India Ltd.	1,942,800	2,867
Larsen & Toubro Ltd.	622,040	16,933
		25,890
Containers & Packaging (0.5%)
Ess Dee Aluminium Ltd.	502,902	1,990

Diversified Financial Services (0.6%)
Manappuram Finance Ltd.	2,260,990	2,389

Electric Utilities (1.5%)
KSK Energy Ventures Ltd. (a)	2,948,000	6,152

Electronic Equipment, Instruments & Components (1.3%)
Redington India Ltd.	2,877,000	5,387

Food Products (2.4%)
McLeod Russel India Ltd.	900,980	4,363
Nestle India Ltd.	62,988	5,453
		9,816
Gas Utilities (2.8%)
GAIL India Ltd.	853,000	7,128
Indraprastha Gas Ltd.	523,700	4,535
		11,663

	Shares	Value (000)

Household Products (1.9%)
Hindustan Unilever Ltd.	1,113,000	$7,723

Information Technology Services (7.4%)
Infosys Ltd.	184,724	9,358
Infosys Technologies Ltd. (a)(b)	6,400	162
Tata Consultancy Services Ltd.	1,004,761	20,801
		30,321
Machinery (4.0%)
AIA Engineering Ltd.	884,252	5,607
Cummins India Ltd.	799,260	6,709
Thermax Ltd.	439,376	3,949
		16,265
Media (1.6%)
DB Corp. Ltd.	888,343	3,703
TV18 Broadcast Ltd. (a)	3,151,003	2,674
		6,377
Metals & Mining (5.9%)
Hindustan Zinc Ltd.	1,647,770	3,971
Jindal Steel & Power Ltd.	815,700	8,289
Tata Steel Ltd.	1,094,417	9,220
Usha Martin Ltd.	3,954,700	2,628
		24,108
Oil, Gas & Consumable Fuels (5.0%)
Coal India Ltd.	442,973	2,989
Petronet LNG Ltd.	672,500	2,183
Reliance Industries Ltd.	936,391	15,253
		20,425
Pharmaceuticals (8.0%)
Dr. Reddy’s Laboratories Ltd.	548,907	16,464
Glenmark Pharmaceuticals Ltd.	2,499,500	16,365
		32,829
Real Estate Management & Development (1.3%)
Oberoi Realty Ltd.	1,099,379	5,162

Tobacco (7.4%)
ITC Ltd.	7,578,732	30,403

Wireless Telecommunication Services (2.8%)
Bharti Airtel Ltd.	1,500,307	11,401
Total Common Stocks (Cost $414,851)		383,806

	Shares	Value (000)

Short-Term Investment (0.3%)

Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,078)	1,077,697	$1,078

Total Investments (94.2%) (Cost $415,929) (e)+		384,884

Other Assets in Excess of Liabilities (5.8%)		23,734

Net Assets (100.0%)		$408,618

(a)	Non-income producing security.
(b)

At September 30, 2011, the Fund held fair valued securities valued at approximately $162,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2011.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)

The approximate market value and percentage of net assets, $383,644,000 and 93.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $415,929,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $31,045,000 of which approximately $43,761,000 related to appreciated securities and approximately $74,806,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Assets:
Common Stocks
Auto Components	$—	$3,592	$—		$3,592
Automobiles	—	24,100	—	†	24,100
Chemicals	—	12,964	—		12,964
Commercial Banks	—	94,849	—		94,849
Construction & Engineering	—	25,890	—		25,890
Containers & Packaging	—	1,990	—		1,990
Diversified Financial Services	—	2,389	—		2,389
Electric Utilities	—	6,152	—		6,152
Electronic Equipment, Instruments & Components	—	5,387	—		5,387
Food Products	—	9,816	—		9,816
Gas Utilities	—	11,663	—		11,663
Household Products	—	7,723	—		7,723
Information Technology Services	—	30,159	162		30,321
Machinery	—	16,265	—		16,265
Media	—	6,377	—		6,377
Metals & Mining	—	24,108	—		24,108
Oil, Gas & Consumable Fuels	—	20,425	—		20,425
Pharmaceuticals	—	32,829	—		32,829
Real Estate Management & Development	—	5,162	—		5,162
Tobacco	—	30,403	—		30,403
Wireless Telecommunication Services	—	11,401	—		11,401
Total Common Stocks	—	383,644	162	†	383,806
Short-Term Investment - Investment Company	1,078	—	—		1,078
Total Assets	$1,078	$383,644	$162	†	$384,884

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $266,090,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$—	†
Purchases	252
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(90)
Realized gains (losses)	—
Ending Balance	$162	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2011	$(90)

†                            Includes one or more securities which are valued at zero.

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011